Operating Lease - Schedule of Operating Lease (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Operating Lease [Abstract]
Short-term leases	RM 200,895	$ 47,688	RM 269,160